As filed with the Securities and Exchange Commission on August 4, 2009

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 149	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 151

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[   ]                      on (date) pursuant to paragraph (b).
[X]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion August 4, 2009

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]

Geneva Advisors All Cap Growth Fund

Prospectus

____________, 2009

Retail Class
Institutional Class

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Geneva Advisors All Cap Growth Fund

a series of Trust for Professional Managers (the “Trust”)

Geneva Investment Management of Chicago, LLC (the “Adviser”) is the investment adviser for the Geneva Advisors All Cap Growth Fund (the “Fund”) and is located at 181 W. Madison, Suite 3575, Chicago, IL 60602.

Investments, Risks and Performance

Investment Objective
The Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations.  The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group.  Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks.

Under normal conditions, the Fund may invest up to 100% of its net assets in common stocks of U.S. companies without regard to market capitalizations.  Additionally, the Fund may invest up to 30% of its net assets in securities of “foreign issuers,” also without regard to market capitalizations.  “Foreign issuers” means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange in the form of American Depositary Receipts (“ADRs”); and (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.  The Fund may invest up to 25% of its net assets in securities of “foreign issuers” of companies located in emerging markets.  Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index (“MSCI”).

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach to identify quality growth companies.  In assessing whether a company is a quality growth company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital.  The Adviser utilizes proprietary research and a rigorous qualitative and quantitative investment process.  The Adviser normally does not engage in active trading of the Fund’s investments.  The Adviser’s general strategy is to purchase securities for the Fund based upon what the Adviser believes are long-term trends.  This strategy may help to reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of short-term capital gain distributions that will be taxed at ordinary income rates.  The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. During 2008 and 2009 , U.S. and international markets experienced significant volatility.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Fund.

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Common Stock Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Micro-Cap and Small-Cap Company Risk.  Generally, micro-cap, small-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund.  These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Micro- and small-cap companies may have shorter histories or operations, less access to financing and less diversified product lines, making them more susceptible to market pressures and more likely to have volatile stock prices.  Micro- and small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Mid-Cap Company Risk.  Generally, mid-cap companies may have more potential for growth than companies with larger market capitalizations.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and the risks are passed on to the Fund.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies; therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.  A company may never achieve the earnings expansion the Fund anticipates.

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Foreign Securities Risk.  To the extent that the Fund invests in securities of foreign companies, including ADRs, your investment in the Fund is subject to foreign securities risk.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

Emerging Markets Risk.   In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Depositary Receipts.  The Fund may invest in ADRs, which are securities representing securities of foreign issuers.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

High Portfolio Turnover Rate Risk. The Fund’s investment strategies may result in high portfolio turnover rates.  This could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.  Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting Geneva Advisors All Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-877-343-6382.

Performance
This Fund has been in operation for less than a calendar year; as a result, there is no performance information available at this time.

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Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund.  The fees and expenses for the Fund’s retail class of shares (“Class R shares”) and institutional class of shares (“Class I shares”) are described in the following tables and are further explained in the example that follows.

Shareholder Fees(1) (fees paid directly from your investment)	Class R Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption Fee(2)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(3)	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	None
Other Expenses(4)	1.80%	1.80%
Acquired Fund Fees and Expenses(5)	0.02%	0.02%
Total Annual Fund Operating Expenses	3.32%	3.07%
Less: Expense waiver/reimbursement	(1.80)%	(1.80)%
Net Expenses(6)	1.52%	1.27%

(1)	Shareholders will be charged a fee by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (“Transfer Agent”) for outgoing wire transfers, returned checks and stop payment orders.
(2)
The Redemption Fee applies only to those shares that have been held for less than 60 days.  The Fund is intended for long-term investors.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)
If a separately managed account client of the Adviser invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client’s assets (which include the client’s investment in the Fund).  Please see the “Management of the Fund – The Adviser” section below for more information.

(4)	Other expenses include custodian, transfer agency and other customary Fund expenses.
(5)
The Fund is required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Without Acquired Fund Fees and Expenses, the Net Expenses would have been 1.50% and 1.25% for Class R and Class I shares, respectively.

(6)
Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund do not exceed 1.50% for Class R shares and 1.25% for Class I shares of the Fund’s average net assets for an initial two-year term beginning with the Fund’s commencement of operations, subject to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This agreement is in effect at least through August 31, 2009.  This waiver can only be terminated by the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.  The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, without causing Fund operating expenses to exceed the 1.50% cap for Class R shares and 1.25% for Class I shares.

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Example
This Example is intended to help you compare the costs of investing in Class R and Class I shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that distributions are reinvested and that the Fund’s operating expenses remain the same.  Please note that the figures below are based on the Fund’s total annual fund operating expenses, without giving effect to the expense limitation in the agreement described below.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class R shares

One Year	Three Years
$155	$480

Class I shares

One Year	Three Years
$129	$403

Fund Expenses
The Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses) does not exceed 1.50%, for Class R shares, and 1.25%, for Class I shares, of the Fund’s average daily net assets for an initial two-year term beginning with the Fund’s commencement of operations, subject to annual re-approval of the agreement by the Board of Trustees.  This agreement is in effect at least through August 31, 2009.  Any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on Fund expenses.  This agreement may be terminated at any time at the discretion of the Board of Trustees.

More about the Fund
Portfolio Turnover Rate.  The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments.  The Adviser will sell a security consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.   The Fund will incur certain expenses, such as brokerage commissions and other transaction costs, as a result of the buying and selling of securities.  A high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 35%).   The Fund’s portfolio turnover rate for the fiscal period ended August 31, 2008 was 103.1%.  The Fund cannot accurately predict its future annual portfolio turnover rate, but it expects it to be approximately 75%.  Portfolio turnover may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

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Temporary or Cash Investments.   Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Change in Investment Objective.  The Fund’s investment objective may be changed by sole action of the Board of Trustees, without the approval of the Fund’s shareholders, upon 30 days’ written notice to shareholders.

Management of the Fund

The Adviser
The Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Geneva Investment Management of Chicago, LLC, located at 181 W. Madison, Suite 3575, Chicago, IL 60602, under which the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees.  The Adviser is an independent, employee-owned investment management firm founded in 2003, and provides investment management services to individuals and institutions.  As of November 30, 2008, the Adviser managed approximately $2.7 billion in assets.  As of the date of this Prospectus, the Adviser did not manage any registered investment companies other than the Fund.  The Fund compensates the Adviser for its services at the annual rate of 1.25% of the Fund’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Fund in accordance with its investment objective and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Fund.

If a separately managed account client of the Adviser invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client’s assets (which include the client’s investments in the Fund).  Specifically, because the Adviser bills its separately managed account clients quarterly in advance, the funds that are deployed from a client account during the quarter to be invested in the Fund may be assessed the Adviser’s separately managed account fee, which is separate from the management fees of the Fund.  The separately managed account client will also incur its proportionate share of fees of the Fund as a shareholder of the Fund.  The separately managed account client will be reimbursed for the separately managed account fees it pays to the Adviser with respect to the portion of the client’s assets that were invested in the Fund for the period of time during the quarter when those assets were invested in the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is included in the Fund’s semi-annual report to shareholders for the period ended February 29, 2008.

Portfolio Managers
Robert C. Bridges is one of the Portfolio Managers for the Fund and is jointly responsible for the day-to-day management of the Fund’s portfolio.  He has been with the Adviser since its founding in January 2003.  Mr. Bridges has over 19 years of experience in managing investment portfolios, is a Principal of the Adviser and currently serves on its Management Committee.  Prior to joining the Adviser, Mr. Bridges worked as a Principal at William Blair & Company for more than 10 years.

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John P. Huber is one of the Portfolio Managers for the Fund and is jointly responsible for the day-to-day management of the Fund’s portfolio.  Mr. Huber has more than 15 years of experience in managing investment portfolios, is a Principal of the Adviser and currently serves on its Management Committee.  He has been with the Adviser since its founding in January 2003.  Prior to joining the Adviser, Mr. Huber was a Principal at William Blair & Company, having been admitted to that firm’s partnership in 1998.

Richard K. Sheiner is one of the Portfolio Managers for the Fund and is jointly responsible for the day-to-day management of the Fund’s portfolio.  Mr. Sheiner joined the Adviser in January 2004.  He has more than 26 years of experience in managing investment portfolios and is a Principal of the Adviser.  Prior to joining the Adviser, he was a Principal at William Blair & Company for 17 years.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of securities in the Fund.

Shareholder Information

Share Price
The price of the Fund’s Class R and Class I shares are based on the Fund’s net asset value (“NAV”).  The NAV is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern time.  The NAV will not be calculated on days that the NYSE is closed for trading.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

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In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Investors may be charged a fee if they effect transactions through a broker or agent.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

How to Purchase Shares
Shares of the Fund are purchased at the next NAV calculated after your purchase order is received by the Fund.  The Class I shares of the Fund are intended primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. The minimum initial investment is $1,000 for Class R shares and $100,000 for Class I shares, with minimum subsequent investments of $100 for Class R shares and $5,000 for Class I shares.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

If you place an order for Fund shares through a financial institution in accordance with such financial institution’s procedures, and such financial institution then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the applicable price next calculated after the Transfer Agent receives your order.  The financial institution must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial institution will be held liable for any resulting fees or losses.  In the case of certain authorized financial institutions (“Authorized Intermediary”) that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Financial institutions, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.  For more information about your financial institution’s rules and procedures and whether your financial institution is an Authorized Intermediary, you should contact your financial institution directly.

All account applications (“Account Applications”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  Shareholders will receive the next NAV calculated after the Account Application has been accepted by the Fund.  The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market timers,” as described under “Tools to Combat Frequent Transactions,” below.  A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until the completed Account Application is received by the Fund or the Transfer Agent.

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Purchase Requests Must be Received in Good Order

Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to “Geneva Advisors All Cap Growth Fund.”

All purchase requests received in good order before 4:00 p.m., Eastern time, will be processed on that same day.  Purchase requests received after 4:00 p.m., Eastern time, will receive the next business day’s NAV per share.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military Army Post Office (APO) or Fleet Post Office (FPO) addresses.

Investing by Telephone. If you have completed the “Telephone Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Fund toll free at 1-877-343-6382.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100 for Class R shares and $5,000 for Class I shares.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased in your account at the applicable price determined on the day your order is placed.

Purchase by Mail.  To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Geneva Advisors All Cap Growth Fund” to:

Regular Mail	Overnight or Express Mail
Geneva Advisors All Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Geneva Advisors All Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.

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Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-877-343-6382 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Geneva Advisors All Cap Growth Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments.  The minimum subsequent investment is $100 for Class R shares and $5,000 for Class I shares.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at 1-877-343-6382 before wiring.  A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  Please note that the Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) and related anti-money laundering laws and regulations.  In order to ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;

•	date of birth (individuals only);

•	Social Security or taxpayer identification number;

•	permanent street address (P.O. Box only is not acceptable); and

•	accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-877-343-6382.

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How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund.  However, if you originally purchased your shares through a broker-dealer or financial institution, your redemption order must be placed with the same institution in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem part or all of the Fund’s shares on any business day that the Fund calculates its NAV.  To redeem shares with the Fund, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who have an Individual Retirement Account (“IRA”) or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds with respect to all requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;

•	the name of the Fund you are redeeming;

•	the account number;

•	the share or dollar amount to be redeemed; and

•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.

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Redemption proceeds will be sent to the address of record.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	if ownership is changed on your account;

•	when redemption proceeds are sent to any person, address or bank account not on record;

•	for written requests to wire redemption proceeds (if not previously authorized on the account);

•	when establishing or modifying certain services on an account;

•	if a change of address request has been received by the Transfer Agent within the last 15 days;

•	for all written redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund and the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Geneva Advisors All Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Geneva Advisors All Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Fund), you may redeem shares, up to $100,000, by instructing the Fund by phone at
1-877-343-6382.  A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;

•	the name in which your account is registered; or

•	the Social Security or taxpayer identification number under which the account is registered.

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Systematic Withdrawal Plan.  The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $100. The SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-877-343-6382 for additional information regarding the SWP.

The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund or for market reasons.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the NAV of the class of shares of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the NAV of the class of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Fee
Redemptions of short-term holdings may create missed opportunity costs for the Fund, as the Adviser may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 60 days.  The Fund uses the first-in, first-out (“FIFO”) method to determine the 60-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 60 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made for at least a 60-day period from the date of purchase.  This fee does not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains), redemptions under the SWP, or shares purchased pursuant to the AIP.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such financial intermediaries as described under “Tools to Combat Frequent Transactions,” below, which require such financial intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Fund is required to rely on information from the financial intermediary as to the applicable redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The Fund also reserves the right to waive the redemption fee, subject to its sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted polices and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request) in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Other Fund Policies
If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

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During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail your requests to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Your broker-dealer or other financial institution may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial institution for details.

12b-1 and Shareholder Servicing Fees
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  Under the Plan, the Fund is authorized to pay the Fund’s distributor a fee for the sale and distribution of the Fund’s Class R shares and services it provides to Class R shareholders.  The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets attributable to Class R shares annually.  Because these fees are paid out of the Fund’s assets attributable to Class R shares on an on-going basis, over time these fees will increase the cost of your investment in Class R shares of the Fund and may cost you more than paying other types of sales charges.  Class I shares of the Fund are not subject to a 12b-1 distribution fee.

In addition, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund, if any.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Distributions
The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically in December.  The Fund may make additional distributions if it deems it desirable at another time during any year.

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All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; or (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Tax Consequences
Distributions of the Fund’s net investment income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Fund’s distributions of net investment income consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholder.  To the extent the Fund’s distributions of net investment income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned Fund shares.

You will be taxed in the same manner whether you receive your distributions (whether of net investment income or net capital gains) in cash or reinvest them in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption and how long the shares were held by a shareholder. If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

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Financial Highlights
The following financial highlights tables show the Fund’s financial performance information from September 28, 2007 (its commencement of operations) to the period ended August 31, 2008.  Certain information reflects financial results for a single share of the Fund.  The total return in each table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all distributions).  This information has been audited by Deloitte & Touche LLP, the independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s 2008 Annual Report to Shareholders, which is available upon request.

Geneva Advisors All Cap Growth Fund – Retail Class
Per Share Data for a Share Outstanding Throughout the Period

Period Ended August 31, 2008(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss (2)	(0.15)
Net realized and unrealized loss on investments	(2.11)

Total from investment operations	(2.26)

Paid in capital from redemption fees (3)	0.00

Net Asset Value, End of Period	$17.74

Total Return(4)	(11.30)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,296
Ratio of expenses to average net assets:
Before waiver and reimbursements(5)	3.30%
After waiver and reimbursements(5)	1.50%
Ratio of net investment loss to average net assets:
Before waiver and reimbursements(5)	(2.62)%
After waiver and reimbursements(5)	(0.82)%
Portfolio turnover rate(4)	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

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Geneva Advisors All Cap Growth Fund – Institutional Class
Per Share Data for a Share Outstanding Throughout the Period

Period Ended August 31, 2008(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss (2)	(0.10)
Net realized and unrealized loss on investments	(2.11)

Total from investment operations	(2.21)

Paid in capital from redemption fees (3)	0.00

Net Asset Value, End of Period	$17.79

Total Return(4)	(11.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$13,423
Ratio of expenses to average net assets:
Before waiver and reimbursements(5)	3.05%
After waiver and reimbursements(5)	1.25%
Ratio of net investment loss to average net assets:
Before waiver and reimbursements(5)	(2.37)%
After waiver and reimbursements(5)	(0.57)%
Portfolio turnover rate(4)	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and/or
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus

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Investment Adviser
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

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Geneva Advisors All Cap Growth Fund
a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-877-343-6382, or by writing to:

Geneva Advisors All Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Fund does not have a website.  You can review and copy information, including the Fund’s shareholder reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-0213; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-10401)

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Subject to Completion August 4, 2009

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

Dated:  ____________, 2009

Geneva Advisors All Cap Growth Fund

This Statement of Additional Information (“SAI”) provides general information about the Geneva Advisors All Cap Growth Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated __________, 2009 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  The Fund’s audited financial statements for the fiscal period ended August 31, 2008 is incorporated herein by reference to the Fund’s 2008 Annual Report to Shareholders.  To obtain a copy of the Prospectus and/or the Fund’s 2008 Annual Report to Shareholders, please write or call the Fund at the address or telephone number below:

Geneva Advisors All Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-343-6382

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund, formed by the Trust.  The Fund is a diversified series and has its own investment objective and policies.   The Trust consists of various series that represent separate investment portfolios that are offered in separate prospectuses and statements of additional information.   The Trust may start additional series and offer shares of a new fund under the Trust at any time.  On October 28, 2004, the Trust changed its name to “Trust for Professional Managers.”  Before that time, the Trust was known as “Zodiac Trust.”

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001.  The shares of the Fund are dividend into two classes: retail class (“Class R shares”) and institutional class (“Class I shares”). Each series of the Trust has equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, number of shareholders or other equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Geneva Investment Management of Chicago, LLC (the “Adviser”) serves as the investment adviser for the Fund.

Investment Policies, Strategies and Associated Risks
The investment objective of the Fund is long-term capital appreciation.  The Fund is diversified.  Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

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There is no assurance that the Fund will achieve its investment objective.  The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.  The Fund’s investment objective and strategies may be changed without the approval of the Fund’s shareholders upon 30 days’ written notice to shareholders.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Market Events
During 2008 and 2009 , U.S. and international markets experienced dramatic volatility.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Accordingly, the risks of investing in the following securities have increased.

Equity Securities
An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  The Fund may invest up to 5% of its net assets in preferred stocks.

The Fund may invest in any size company.  The risks of investing in companies in general include business failure and reliance on erroneous reports.  To the extent the Fund is invested in the equity securities of small- or medium-size companies, directly or indirectly, it will be exposed to the risks of smaller sized companies.  Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines or services, markets or financial resources, or are dependent on a small management group.  In addition, because these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Preferred Stock
A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Debt Securities
As a non-principal strategy, the Fund may be exposed to the benefits and risks of investing in debt securities.  A debt security represents a loan of money by the purchaser of the security to the issuer.  A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time.  Companies typically make payments on their debt securities before they declare and pay dividends to holders of their equity securities.  Bonds, notes, debentures and commercial paper are types of debt securities.  Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.  Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer, and a lower rating usually indicates higher risk.

The yields and principal values of debt securities fluctuate.  Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond.

Other Investment Companies
The Fund may invest up to 10% of its net assets in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”).  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

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If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when such Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company.

Foreign Investments and Currencies
The Fund may invest up to 30% of its net assets in securities of foreign issuers of any size that are not publicly traded in the United States, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).  The Fund may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are publicly traded on a U.S. exchange.

Depositary Receipts.  The Fund may invest its assets in securities of foreign issuers in the form of depositary receipts, including ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

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Market Characteristics.  The Adviser expects that many foreign securities in which the Fund may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  The Fund may invest up to 25% of its net assets in securities of companies located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Options and Other Strategies
As a non-principal strategy, the Fund may invest in options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as over-the-counter (“OTC”), markets.

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By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option. This is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option. This is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Temporary and Cash Investments
Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective during that period.

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For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

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In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s Investors Service (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.  For a more detailed description of ratings, please see Appendix A.

U.S. Government Obligations
As a non-principal strategy, the Fund may invest up to 15% of its net assets in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Initial Public Offerings
The Fund may invest up to 10% of its net assets in shares in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Restricted Securities
The Fund may invest up to 5% of its net assets in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Illiquid Securities
Certain types of securities that the Fund invests in may be illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  The Advisor will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

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Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

2.	act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.	invest more than 25% of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities);

4.
purchase or sell real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

5.
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

6.	make loans of money (except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

7.
with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities.).

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The following lists the non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

1.	With respect to fundamental investment restriction 1 above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets; or

2.
Invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may also include restricted securities not determined by the Adviser to be liquid, non-negotiable time deposits and over-the-counter options.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

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Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of three individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.  The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Independent Trustees
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	22	Professor and Chair, Department of Accounting, Marquette University (2004-present); Associate Professor of Accounting, Marquette University (1996-2004).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	22	Captain, Midwest Airlines, Inc. (airline company) (2000-present); Director, Flight Standards & Training (July 1990-December 1999).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chair-person, President and Trustee	Indefinite Term; Since August 22, 2001	22	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

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John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President) September 10, 2008 (Treasurer)	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-Present); Mutual Fund Administrator, United Missouri Bank (2000-2004).	N/A
Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	N/A	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-Present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student, University of Pennsylvania (2004-2007).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	N/A	Counsel, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of the Fund’s principal underwriter, Quasar Distributors, LLC.

Trustee Ownership of Fund Shares
As of November 30, 2008, no Trustee, including the Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, beneficially owned shares of the Fund.  As of November 30, 2008, the Trustees and officers of the Trust, as a group, owned less than 1% of the Fund.

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Dr. Michael D. Akers, Independent Trustee	None	None
Gary A. Drska, Independent Trustee	None	None
Joseph C. Neuberger, Interested Trustee	None	None

Furthermore, neither the Trustees who are not “interested persons” of the Fund, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates.  Accordingly, neither the Trustees who are not “interested persons” of the Fund nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.

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Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of November 30, 2008 the following shareholders were considered to be a control person or principal shareholder of the Fund:

Principal Shareholders and Control Persons of the Fund
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account for Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	78.12%	Record
National Financial Services, LLC For Exclusive Benefit of our Customers 200 Liberty Street One World Financial Center New York, NY 10281-10036	19.74%	Record

Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence. The Audit Committee met once with respect to the Fund during the Fund’s prior fiscal year.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  There are no policies in place regarding nominees recommended by shareholders.  The Nominating Committee did not meet with respect to Fund during the Fund’s prior fiscal year.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.  The Valuation Committee is currently comprised of Mr. Neuberger, Mr. John Buckel and Ms. Jennifer Lima, who each serve as officers of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available. The Valuation Committee did not meet with respect to the Fund during the Fund’s last fiscal year.

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Trustee Compensation
For their service as trustees for the fiscal year ended August 31, 2008, the Independent Trustees received a retainer fee of $10,000 per year and $1,0001 per board meeting from the Trust for all funds contained in the Trust, as well as reimbursement for expenses incurred in connection with attendance at board meetings.  Interested trustees do not receive any compensation for their service as trustees.

Name of Trustee	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[3] Paid to Trustees
Dr. Michael D. Akers, Trustee	$900	None	None	$15,500
Gary A. Drska, Trustee	$900	None	None	$15,500
Joseph C. Neuberger, Trustee	None	None	None	None

[1]	As of July 1, 2008, the Independent Trustees will receive a retainer fee of $15,000 per year, $1,000 per in-person Board meeting and $500 per Board meeting via telephone.

[2]	Trustees fees and expenses are allocated among the Fund and any other series comprising the Trust.

[3]
There are currently 23 other portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund.  For the  fiscal year ended August 31, 2008, Trustees’ fees and expenses in the amount of $31,000 were incurred by the Trust.

Investment Adviser
As stated in the Prospectus, investment advisory services are provided to the Fund by Geneva Investment Management of Chicago, LLC, located at 181 W. Madison, Suite 3575, Chicago, IL 60602, pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is controlled by nine principals, none of whom beneficially own, directly or indirectly, 25% or more of the firm.  Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Fund.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision, as it deems necessary for the proper supervision of the Fund’s investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund upon 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.25% of the Fund’s average daily net assets as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive fees and/or reimburse Fund expenses.

The table below sets forth, for the fiscal period ended August 31, 2008, the advisory fees accrued by the Fund under the Advisory Agreement, the amount of the advisory fees and Fund operating expenses waived or reimbursed by the Adviser, and the total advisory fees paid by the Fund to the Adviser under the Advisory Agreement:

Fiscal Period Ended August 31, 2008	Advisory Fee	Waiver	Advisory Fee after Waiver
Class R shares	$16,992	($23,583)	$0
Class I shares	$118,720	($171,922)	$0

Fund Expenses.  The Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses) to the extent set forth in the “Expense Table” of the Prospectus.  Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

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Portfolio Managers
As disclosed in the Prospectus, Messrs. Robert C. Bridges, John P. Huber and Richard K. Sheiner are the Portfolio Managers (each, a “Portfolio Manager”) for the Fund and are all jointly responsible for the day-to-day management of the Fund’s portfolio.

The following provides information regarding other accounts managed by Mr. Bridges as of August 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	556	$210,597,897	0	$0

The following provides information regarding other accounts managed by Mr. Huber as of August 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	885	$604,855,600	0	$0

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The following provides information regarding other accounts managed by Mr. Sheiner as of August 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	761	$327,194,801	0	$0

Each Portfolio Manager’s compensation as a Portfolio Manager of the Fund is a fixed salary that is set by reference to industry standards.  The Portfolio Managers do not receive deferred compensation as part of their compensation.  They are, however, compensated for the performance of the strategy they manage relative to a predetermined stock index.  All Portfolio Managers receive payouts based on percentage of fees generated by their assets under management for separately managed accounts. The Adviser does not pay performance based fees nor are any clients charged a performance based fee.  As Principals of the Adviser, each Portfolio Manager receives an allocable percentage of firm profits.  In addition, Mr. Huber and Mr. Bridges each receive a salary for serving as a member of the Adviser’s Management Committee.  The Portfolio Managers also participate in a 401(k) Profit Sharing Plan in which each Portfolio Manager makes his or her own economic contributions to the Fund in accordance with firm guidelines.

The Adviser manages separately managed accounts in addition to the Fund.  Some of these accounts include portfolios of investments substantially similar to the Fund, which could create certain conflicts of interest.  As the Fund and any separate accounts managed similarly to the Fund will be managed concurrently, the Adviser will exercise its fiduciary duty to each of its clients, including the Fund, seeking to minimize conflicts of interest and allocating securities on a basis that is fair and nondiscriminatory. In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment, suitability, as well as each client’s investment objectives.

As of August 31, 2008, the Portfolio Managers beneficially owned shares of the Fund as shown below:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Mr. Robert Bridges	$50,001 - $100,000
Mr. John Huber	$100,001 - $150,000
Mr. Richard Sheiner	$1 - $10,000

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Service Providers
Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the “Administrator”), acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund 0.12% of average net assets on the first $50 million of Fund assets, 0.10% of average net assets on the next $150 million and 0.05% of average net assets on the balance, all subject to an annual minimum fee of $30,000.  The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  During the fiscal period ended August 31, 2008, the Administrator received $27,667 in fees under the Administration Agreement.

U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, LLC, is the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, serves as counsel to the Fund.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, WI 53202, serves as the independent registered public accounting firm of the Fund.

Distribution of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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12b-1 Distribution Plan
As noted in the Prospectus, the Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Distribution Plan”), on behalf of the Fund.  Under the Distribution Plan, the Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) for the Class R shares of the Fund at an annual rate of 0.25% of the Fund’s average daily NAV attributable to Class R shares.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Class R shares of the Fund, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Class I shares of the Fund are not subject to a Distribution Fee.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The Distribution Plan provides that it will continue from year-to-year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Adviser provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Adviser is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

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As noted above, the Distribution Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services).  The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

During the fiscal period ended August 31, 2008, the Fund paid Rule 12b-1 fees of $3,392 for the Class R shares of the Fund, of which $3,290 was paid to the Distributor and $102 was paid as compensation to dealers.  As of August 31, 2008, the Fund incurred unreimbursed expenses under Rule 12b-1 plan of $576, or 0.04% of the Fund’s net assets.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund may or may not be made independently from those of other client accounts.  In certain instances, investment decisions will be made similar to other accounts managed.  In the case where the Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year.   The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.  The Fund did not acquire any securities of its “regular brokers or dealers” during the fiscal year ended August 31, 2008.

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The following table shows the Fund’s total commissions and transactions paid for research services for the fiscal year ended August 31, 2008:

Commissions	Transactions
$26,940	$37,620,278

For the fiscal year ended August 31, 2008, the Fund paid $26,940 in brokerage commissions.

Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (50% or more) generally leads to above-average transaction costs and may result in a greater number of taxable transactions, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.   The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2008 was 103.1%.

Code of Ethics
The Fund, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of the Adviser are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the 12-month period ended June 30th will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330, or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent (the “Transfer Agent”) have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board of Trustees determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the Trust’s Chief Compliance Officer (the “CCO”), (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

The Adviser may not receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the calendar quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

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In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed:  the Administrator, the Fund’s accountant, the Custodian, the Transfer Agent, the Fund’s independent auditor, counsel to the Fund or the trustees (current parties are identified in this SAI), broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	NAV Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The Fund’s securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

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Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  If an options exchange closes after the time at which the Fund’s NAV is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the NAV.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Purchase and Redemption of Fund Shares

Purchase of Shares
Class R shares and Class I shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.  Certain purchases of Class I shares may be aggregated to meet the minimum initial and subsequent investment amounts for that share class as stated in the Prospectus.  The Fund may authorize one or more brokers to accept purchase orders on the Fund’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.

Orders received by dealers other than authorized brokers or agents by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m., Eastern time, on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed at the next determined price.  It is the dealer’s responsibility to transmit orders so that they will be received by the Fund before 4:00 p.m., Eastern time.

Purchase Requests Must be Received in Good Order

Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to “Geneva Advisors All Cap Growth Fund.”

All purchase requests received in good order before 4:00 p.m., Eastern time, will be processed on that same day.  Purchase requests received after 4:00 p.m., Eastern time, will receive the next business day’s NAV per share.

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Redemption of Shares
To redeem shares, shareholders may send a written request in “good order” to:

Geneva Advisors All Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-877-343-6382

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

Redemption proceeds will be sent to the address of record.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

•	if ownership is changed on your account;
•	when redemption proceeds are sent to any person, address or bank account not on record;
•	for written requests to wire redemption proceeds (if not previously authorized on the account);
•	when establishing or modifying certain services on an account;
•	if a change of address request has been received by the Transfer Agent within the last 15 days; and
•	for all written redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund and the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

The Fund does not accept signatures authenticated by a notary public.

The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from banks and securities dealers.  The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

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Redemption Fee
As discussed in the Prospectus, the Fund will assess a 2.00% fee on redemptions of shares that are held for less than 60 days.  This fee will not be imposed on Fund shares acquired through the reinvestment of distributions and may not be applicable to certain qualified accounts held by financial intermediaries, as well as under other circumstances.  In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on shares that have been held the longest.  This is commonly referred to as “first-in, first-out.”  This will result in you paying the lowest redemption fee possible or no redemption fee at all.  The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

Redemption-in-Kind
The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If the Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

Net investment income generally consists of interest, dividends and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.  Generally, tax-exempt dividends are not subject to back-up withholding.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30%, on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.  Certain distributions of short-term capital gains and qualified interest income of the Fund will not be subject to such withholding for tax years beginning prior to 2008.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax adviser.

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Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing; however, any such change will be effective only as to distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

Financial Statements
The financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Fund’s 2008 Annual Report to Shareholders, are incorporated by reference in this SAI.

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APPENDIX A- DESCRIPTION OF BOND RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

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Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L

Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi

Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr

The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

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•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

q

A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the Strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

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C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Fitch's ratings on U.S. public finance debt securities measure credit quality relative of other U.S. public finance debt securities. Loss rates of most Fitch-rated U.S. public finance debt securities have historically been significantly lower, and are expected to continue to be significantly lower, than other debt instruments rated comparably by Fitch.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

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Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

'PIF'

The tranche has reached maturity and has been "paid-in-full", regardless of whether it was amortized or called early.  As the issue no longer exists, it is therefore no longer rated.

'NR' denotes that Fitch Ratings does not publicly rate the associated issuer or issuer.

'WD'

Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

Fitch Ratings (“Fitch”) National Short-Term Credit Ratings

National Ratings are an assessment of credit quality relative to the rating of the "best" credit risk in a country. This "best" risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.  Where the creditworthiness is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)	Indicates actual or imminent payment default.

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Note to National Short-Term ratings:

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L

Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi

Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr

The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

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preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

q

A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

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Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

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Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB
Speculative.  ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

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B	Highly speculative.

•
For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

CC
•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C
•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

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•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to International Long-Term and Short-Term ratings

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

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Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Fitch's ratings on U.S. public finance debt securities measure credit quality relative of other U.S. public finance debt securities. Loss rates of most Fitch-rated U.S. public finance debt securities have historically been significantly lower, and are expected to continue to be significantly lower, than other debt instruments rated comparably by Fitch.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

'PIF'

The tranche has reached maturity and has been "paid-in-full", regardless of whether it was amortized or called early.  As the issue no longer exists, it is therefore no longer rated.

'NR'

Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.

'WD'

Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

Fitch’s National Long-Term Credit Ratings

National Ratings are an assessment of credit quality relative to the rating of the "best" credit risk in a country. This "best" risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

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A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

AAA(xxx)
‘AAA’ national ratings denote the highest rating assigned in its national rating scale for that country.  This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx)
‘AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country.  The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx)
‘A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country.  Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx)

These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx)
These categories of national ratings are assigned to entities or financial commitments which are currently in default.

E(xxx)

Adequate information is not available to meet the obligations of the rating. This category is used as a downgrade when the previous rating is suspended due to a lack of documentation from the issuer necessary to continue surveillance and maintain the rating.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Note Ratings
Short-Term Notes

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Moody’s MIG/VMIG Ratings U.S. Short-Term Ratings

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

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MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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APPENDIX B -- PROXY VOTING POLICIES

GENEVA INVESTMENT MANAGEMENT
OF CHICAGO, LLC
PROXY VOTING POLICY AND PROCEDURES

I.           POLICY
Geneva Investment Management of Chicago, LLC acts as investment advisor for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (ERISA).  Geneva Investment Management of Chicago, LLC uses its best efforts to vote proxies as part of its authority to manage investments unless the named fiduciary, in the case of an ERISA account, or the client, in the case of a non-ERISA account, has reserved voting authority for itself.

Proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in a company, from the viewpoint of the client, without regard to any other interests.  As a matter of policy, Geneva Investment Management of Chicago, LLC will not be influenced by outside sources whose interests conflict with the interest of clients, plan participants and beneficiaries.  Any conflict of interest will be resolved in the best interest of our clients.

II.           PROCEDURE
Geneva Investment Management of Chicago, LLC Proxy Policy Committee is composed of our Portfolio Management Team and our Chief Compliance Officer and Assistant Portfolio Manager.  The Committee reviews our written policies and procedures and makes changes as needed.  The Committee meets at least annually for the review, and may meet more often, as needed.

It is the duty of the committee to identify any material conflicts of interest related to proxy voting.  If a material conflict of interest arises, Geneva Investment Management of Chicago, LLC will disclose the conflict to the clients for whom we vote those proxies and obtain our clients’ consent before voting their proxies.

The Chief Compliance Officer is responsible for making sure that we receive all the proxies for our clients who have authorized us to vote, and that we vote the proxies according to our guidelines.

III.           VOTING GUIDELINES
These guidelines reflect our normal voting positions on issues that frequently arise on proxies, but will not apply in every situation.  Some issues require a case-by-case analysis prior to voting and in those instances input from our investment committee may be sought.  No set of guidelines can anticipate all possible proxy voting issues and our voting guidelines may be revised as proxy issues change over time.

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Listed below are the main types of proposals usually encountered on proxies and a description of how we generally vote on these issues.  Other types of proposals, not listed below, may arise from time to time and will be reviewed on a case by case basis.

Election of Directors
Proxies involving the routine election of directors in uncontested elections will generally be voted in favor of management.  We believe, however, that the Board of Directors should be answerable to shareholders for its actions.  Accordingly, we generally oppose proposals that would reduce shareholders’ ability to make changes to the Board of Directors. We usually vote against measures that would increase Board entrenchment such as proposals to stagger Board member’s terms and proposals to eliminate cumulative voting rights.  We generally vote in favor of proposals that give shareholders more power to make changes to the Board such as proposals for annual election of directors, proposals to declassify the Board of Directors, and proposals to allow cumulative voting for Directors.

We believe that the majority of Board members should be non-management related and that all Board members should exercise independent judgment.  Therefore we generally vote in favor of proposals that increase Board members’ independence, such as proposals that the audit, compensation and /or nominating committees be made up of only independent directors.

We believe that stock ownership helps to align Board members’ interests with shareholders’ interests.  Accordingly, we usually vote in favor of proposals that directors be required to own a minimum amount of company stock.

Appointment of Auditors
Proxies involving routine matters such as appointment of auditors will generally be voted in favor of management, unless it is determined that the auditors are not sufficiently independent of management.  We believe that in order to remain independent, the audits must not be influenced by fees they receive for any other work performed for a company.  Therefore, we generally vote in favor of proposals to separate auditing from consulting and other services provided by accounting firms.

Non-Salary Compensation Plans
Proposals to approve Stock Compensation Plans, Employee Stock Purchase Plans and Long Term Incentive Plans are frequently offered by management.  These plans are often complex and must be evaluated on a case-by-case basis.  We generally vote in favor of management unless the plans provide unduly generous compensation for executives and/or directors, or could result in serious dilution to other shareholders.  We may consider reports from an independent research firm to assist us in evaluating the impact of non-salary compensation plans.

Table of Contents - SAI

We believe that stock options awarded as non-salary compensation should not be considered free goods.  Such options do have value, and are an expense to the company.  Accordingly, we generally vote in favor of proposals requiring companies to expense stock options at the time of issuance.

We view some shareholder proposals regarding non-salary compensation as too punitive and generally harmful to a company’s ability to attract and retain skilled managers.  Accordingly, we generally oppose proposals requiring companies to include disincentives as well as incentives in executive compensation packages.
We also generally oppose proposals requiring companies to issue stock options that are tied in an industry or market index.

Anti-Takeover Measures
We are generally opposed to measures that would prevent shareholders from accepting an offer for the sale of the company.  Therefore we generally oppose proposals requiring supermajority voting, and so called “poison-pill’ provisions.  We generally vote in favor of proposals to eliminate poison-pill provisions.

Mergers
Merger proposals must be evaluated on a case-by-case basis.  Our investment committee will be consulted for an opinion on mergers.

Common Stock Authorization
We generally vote in favor of proposals to authorize the issuance of additional shares for a stock split, to cover an acquisition or for new financing are sometimes offered by management.  We generally oppose proposals to issue additional shares where management provides no explanation for the use or need for the issuance.

Non-Business Issues
We believe that investors are not usually helped, and can indeed be harmed, by forcing managements to adhere to inflexible positions on non-business issues.  Accordingly, we generally oppose such proposals.

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TRUST FOR PROFESSIONAL MANAGERS
PART C
GENEVA ADVISORS ALL CAP GROWTH FUND

OTHER INFORMATION

Item 23.  Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust, previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A with the SEC on November 24, 2004, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust, previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(iii)
Restated Certificate of Trust, previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)
Investment Advisory Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

(e)
Underwriting Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custody Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.
(h)			Other Material Contracts.
(1)
Fund Administration Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

(3)
Fund Accounting Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

	(4)		Power of Attorney — Previously filed with Registrant’s Post-Effective Amendment No. 124 to its Registration Statement on Form N-1A with the SEC on January 30, 2009, and is incorporated by reference.
(5)
Operating Expenses Limitation Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

(i)		Legal Opinions.
(1)
Opinion and Consent of Counsel – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

	(2)	Legal Opinion – not applicable.
(j)		Other Opinions.
	(1)	Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)		Omitted Financial Statements – Not Applicable.
(l)		Agreement Relating to Initial Capital.
	(1)	Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.
(m)		Rule 12b-1 Plan – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.
(n)		Rule 18f-3 Plan – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.
(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant – Previously filed with Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A with the SEC on December 27, 2006, and is incorporated by reference.

	(2)	Code of Ethics for Fund and Adviser – To Be Filed By Amendment.
(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A with the SEC on December 14, 2006, and is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser.

Geneva Investment Management of Chicago, LLC (the “Adviser”) serves as the investment adviser for the Geneva Advisors All Cap Growth Fund.  The principal business address of the Adviser is 181 W. Madison Street, Suite 3575, Chicago, IL 60602.  With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 31, 2009.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters' Select Funds Trust
Artio Global Equity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Artio Global Investment Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Fund, Inc.	MP63 Fund, Inc.
Brazos Mutual Funds	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Cullen Funds Trust	Primecap Odyssey Funds
Empiric Funds, Inc.	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Quaker Investment Trust
Fort Pitt Capital Funds	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	Rockland Funds Trust
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Geneva Investment Management of Chicago, LLC 181 W. Madison Street, Suite 3575 Chicago, IL 60602
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 29.  Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 4th day of August, 2009.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John Buckel
John Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 4, 2009 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ John Buckel
John Buckel
Attorney-in-Fact pursuant to Power of
Attorney filed with the Registrants
Post-Effective Amendment No. 103 to
its Registration Statement on Form N-1A
with the SEC on September 16, 2008.